Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		€ 2,882	€ 3,843	€ 11,218	€ 14,598
Other income		33	138	413	504
Research and development costs		(11,080)	(9,414)	(34,811)	(25,745)
General and administrative costs		(3,119)	(3,283)	(11,169)	(9,748)
Total operating costs		(14,199)	(12,697)	(45,980)	(35,493)
Operating result		(11,284)	(8,716)	(34,349)	(20,391)
Finance income and expense		280	469	927	1,470
Results related to financial liabilities measured at fair value through profit or loss		(2)	139	176	266
Result before corporate income taxes		(11,006)	(8,108)	(33,246)	(18,655)
Income taxes				(18)	197
Result for the period		(11,006)	(8,108)	(33,264)	(18,458)
Other comprehensive income (foreign exchange differences on foreign operation)		(23)	(377)	(1,076)	(101)
Total comprehensive income		(11,029)	(8,485)	(34,340)	(18,559)
Result attributable to
Owners of the Company		(11,006)	(8,108)	(33,264)	(18,458)
Result for the period		(11,006)	(8,108)	(33,264)	(18,458)
Total comprehensive income attributable to
Owners of the Company		(11,029)	(8,485)	(34,340)	(18,559)
Total comprehensive income		€ (11,029)	€ (8,485)	€ (34,340)	€ (18,559)
Share information
Weighted average number of shares outstanding (basic)	[1]	105,344,996	81,682,296	105,328,752	81,639,533
Weighted average number of shares outstanding (diluted)		105,344,996	81,682,296	105,328,752	81,639,533
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.1)	€ (0.1)	€ (0.32)	€ (0.23)
Diluted loss per share	[1]	€ (0.1)	€ (0.1)	€ (0.32)	€ (0.23)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal.